Commitments (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Leases Operating Abstract
Rental Expense Under Operating Lease Commitments	$ 58,000,000	$ 62,000,000	$ 73,000,000
Operating Leases Future Minimum Payments Due Abstract
Future Minimum Lease Payments Under Operating Lease 2011	56,000,000
Future Minimum Lease Payments Under Operating Lease 2012	55,000,000
Future Minimum Lease Payments Under Operating Lease 2013	56,000,000
Future Minimum Lease Payments Under Operating Lease 2014	54,000,000
Future Minimum Lease Payments Under Operating Lease 2015	50,000,000
Future Minimum Lease Payments Under Operating Lease Thereafter	647,000,000
Future Minimum Lease Payments Under Operating Lease Total	918,000,000
Leases Capital Abstract
Gross Value Of Leased Assets	98,000,000	106,000,000
Capital Leases Future Minimum Payments Due [Abstract]
Future Minimum Lease Payments Under Capital Leases 2011	17,000,000
Future Minimum Lease Payments Under Capital Leases 2012	14,000,000
Future Minimum Lease Payments Under Capital Leases 2013	12,000,000
Future Minimum Lease Payments Under Capital Leases 2014	11,000,000
Future Minimum Lease Payments Under Capital Leases 2015	10,000,000
Future Minimum Lease Payments Under Capital Leases Thereafter	142,000,000
Future Minimum Lease Payments Under Capital Leases Total	206,000,000
Future Minimum Lease Payments Under Capital Leases Less Imputed	127,000,000
Present Value Of Total Minimum Lease Payments	79,000,000
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	2,400,000,000	2,100,000,000	1,500,000,000
Electricity Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Future Commitments 2011	3,055,000,000
Future Commitments 2012	3,273,000,000
Future Commitments 2013	2,845,000,000
Future Commitments 2014	2,569,000,000
Future Commitments 2015	2,642,000,000
Future Commitments Thereafter	37,776,000,000
Future Commitments Total	52,160,000,000
Fuel Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	1,800,000,000	1,300,000,000	1,100,000,000
Future Commitments 2011	1,530,000,000
Future Commitments 2012	1,144,000,000
Future Commitments 2013	733,000,000
Future Commitments 2014	552,000,000
Future Commitments 2015	454,000,000
Future Commitments Thereafter	4,391,000,000
Future Commitments Total	8,804,000,000
Other Purchase Contracts [Member]
Long-term Purchase Commitment [Line Items]
Purchases Under Long Term Contracts	1,700,000,000	2,800,000,000	1,900,000,000
Future Commitments 2011	1,628,000,000
Future Commitments 2012	1,357,000,000
Future Commitments 2013	1,246,000,000
Future Commitments 2014	1,540,000,000
Future Commitments 2015	1,212,000,000
Future Commitments Thereafter	14,057,000,000
Future Commitments Total	$ 21,040,000,000